Pledged assets (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block
Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
(In thousands)	December 31,2015	December 31,2014
Investment securities available-for-sale, at fair value	$2,382,811	$1,700,820
Investment securities held-to-maturity, at amortized cost	57,170	60,515
Loans held-in-portfolio covered under loss-sharing agreements with the FDIC	385,633	480,441
Loans held-in-portfolio not covered under loss-sharing agreements with the FDIC	7,322,181	8,820,204
Total pledged assets	$10,147,795	$11,061,980